TRADE ACCOUNTS RECEIVABLE - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 1,439	€ 1,669
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,389	1,560
Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23	54
Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	5
Past due 61 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	8
Past due 91 - 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	4
Past due 121+ days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 19	€ 38